Form N-CSR Cover	6 Months Ended
Jul. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity New York Municipal Trust II
Entity Central Index Key	0000878663
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024